COMMUNITY CAPITAL TRUST
The Community Reinvestment Act Qualified Investment Fund
(the “Fund”)

CRA Shares (CRAIX)
Institutional Shares (CRANX)
Retail Shares (CRATX)

Supplement dated January 11, 2016
to the
Prospectuses and Statement of Additional Information
dated October 1, 2015

Effective December 31, 2015, Michelle Rogers is no longer a portfolio manager of the Fund or Vice President of Community Capital Trust.  All references to Ms. Rogers in the Prospectuses and Statement of Additional Information are hereby deleted.

Please keep this Supplement with your records.

COMMUNITY CAPITAL TRUST
CCM Alternative Income Fund
(the “Fund”)

Supplement dated January 11, 2016
to the
Statement of Additional Information
dated October 1, 2015

Effective December 31, 2015, Michelle Rogers is no longer Vice President of Community Capital Trust.  All references to Ms. Rogers in the Statement of Additional Information are hereby deleted.

Please keep this Supplement with your records.